Right of use assets - Finance leases under IAS 17 Leases as part of property, plant and equipment (Details) R in Millions	Jun. 30, 2020 ZAR (R)
Leased assets
Right of use assets	R 13,816
Cost
Leased assets
Right of use assets	19,532
Accumulated depreciation and impairment
Leased assets
Right of use assets	(5,716)
Land
Leased assets
Right of use assets	184
Land | Cost
Leased assets
Right of use assets	523
Land | Accumulated depreciation and impairment
Leased assets
Right of use assets	(339)
Buildings and improvements
Leased assets
Right of use assets	6,446
Buildings and improvements | Cost
Leased assets
Right of use assets	8,046
Buildings and improvements | Accumulated depreciation and impairment
Leased assets
Right of use assets	(1,600)
Plant, equipment and vehicles
Leased assets
Right of use assets	7,179
Plant, equipment and vehicles | Cost
Leased assets
Right of use assets	10,954
Plant, equipment and vehicles | Accumulated depreciation and impairment
Leased assets
Right of use assets	(3,775)
Mineral assets
Leased assets
Right of use assets	7
Mineral assets | Cost
Leased assets
Right of use assets	9
Mineral assets | Accumulated depreciation and impairment
Leased assets
Right of use assets	R (2)